Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	146 Months Ended	186 Months Ended	387 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg 1-3 Year Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.36%	1.58%	1.63%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
C000122569 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.28%	2.58%	2.22%
Performance Inception Date					Nov. 08, 2012
C000254316 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.20%	2.50%	2.13%
Performance Inception Date	Oct. 02, 2024
C000029788 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.85%	2.06%	1.78%
Performance Inception Date								Oct. 02, 1992
C000029788 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.02%	0.94%	0.94%
Performance Inception Date								Oct. 02, 1992
C000029788 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.85%	1.09%	0.99%
Performance Inception Date								Oct. 02, 1992
C000029790 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.47%	1.70%	1.30%
Performance Inception Date								Oct. 02, 1992
C000029791 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.21%	2.50%	2.13%
Performance Inception Date							Sep. 30, 1992
C000079024 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.32%	2.65%	2.27%
Performance Inception Date						Jul. 15, 2009